Related Party (Tables)	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Schedule of Related Parties Transactions

The related parties had transactions for the years ended June 30, 2025 and December 31, 2024 consist of the following:

Name of the related parties	Nature of the relationship
Jie Liu	CEO of the Company
Xiangmei Zeng	CFO of the Company
Jian Liu	Vice president of the Company
Yuanqing Liu	Family member of the CEO, Father of the CEO
Ronglan Sun	Family member of the CEO, Mother of the CEO
Hongyu Hao	Family member of the CEO and Vice President of Purchase Department
Yuanxiang Liu	Family member of the CEO, Uncle of the CEO
Li Liu	Family member of the CEO, Sister of the CEO
Yongqing Dong	Family member of the CEO
Jiekonsen (Shandong) Lubricant Technology Co., Ltd	Controlled by Jie Liu (40%) and Yuanqing Liu (60%), Provide guarantee for the company’s outstanding short-term loans.

Schedule of Amount Due from (Due to) a Related Parties

Amount due from (due to) related parties:

	June 30,	December 31,
	2025	2024
Jie Liu	$(73,039)	$(17,875)
Xiangmei Zeng	(58)	-
Jian Liu	(96)	-
Hongyu Hao	-	(629)
Yongqing Dong	(5,372)	(2,743)
Due from (due to) related parties, net	$(78,565)	$(21,247)